Annual Total Returns- PIMCO International Bond Portfolio Unhedged (Advisor Class) [BarChart] - Advisor Class - PIMCO International Bond Portfolio Unhedged - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.42%	5.23%	(6.57%)	0.30%	(7.17%)	2.90%	10.72%	(4.07%)	6.92%	10.66%